Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment
Schedule of property and equipment

	2010	2011
Office furniture and fixtures	$135	$227
Leasehold improvements	158	404
Internally developed software	—	2,068
Computer software	347	685
Computer equipment	604	1,387

	1,244	4,771
Less: accumulated depreciation and amortization	(503)	(1,083)

Property and equipment, net	$741	$3,688